Components of Long-Term Debt and Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt And Capital Lease Obligations [Line Items]
Notes payable to former shareholders of acquired businesses	$ 23,000	$ 29,445
Total debt	723,000	796,867
Less current portion	6,000	153,312
Long-term debt, net of current portion	717,000	643,555
Total capital lease obligations	45	94
Less current portion	21	70
Capital lease obligations, net of current portion	24	24
Long-term debt and capital lease obligations, net of current portion	717,024	643,579
7 3/4 % Senior Notes Due 2016
Long-Term Debt And Capital Lease Obligations [Line Items]
Senior notes		220,555	[1]
6 3/4 % Senior Notes Due 2020
Long-Term Debt And Capital Lease Obligations [Line Items]
Senior notes	400,000	400,000
6.0% Senior Notes Due 2022
Long-Term Debt And Capital Lease Obligations [Line Items]
Senior notes	300,000
3 3/4% Senior Subordinated Convertible Notes Due 2012
Long-Term Debt And Capital Lease Obligations [Line Items]
Senior subordinated convertible notes		$ 146,867	[2]

[1]	Balance at December 31, 2011 includes $215.0 million principal amount of our 2016 Notes plus unamortized deferred gain of $5.6 million.
[2]	Balance at December 31, 2011 includes $149.9 million principal amount of Convertible Notes net of discount of $3.1 million.